Schedule of Investments (unaudited)
June 30, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	101	$ 29,718
General Electric Co.	7,283	1,157,779
Howmet Aerospace, Inc.	3,103	240,886
TransDigm Group, Inc.	74	94,543
		1,522,926
Air Freight & Logistics — 0.6%
FedEx Corp.	1,876	562,500
Automobile Components — 0.4%
Aptiv PLC(a)	5,078	357,593
Automobiles — 4.0%
Tesla, Inc.(a)	19,245	3,808,201
Beverages — 0.3%
Celsius Holdings, Inc.(a)	601	34,311
Monster Beverage Corp.(a)	5,191	259,291
		293,602
Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc.(a)	174	42,282
Incyte Corp.(a)	512	31,038
Moderna, Inc.(a)	437	51,894
Neurocrine Biosciences, Inc.(a)	802	110,411
Vertex Pharmaceuticals, Inc.(a)	2,067	968,844
		1,204,469
Broadline Retail — 1.8%
Amazon.com, Inc.(a)	6,227	1,203,368
Etsy, Inc.(a)	322	18,992
MercadoLibre, Inc.(a)	301	494,663
		1,717,023
Building Products — 1.9%
Carlisle Cos., Inc.	634	256,903
Lennox International, Inc.	257	137,490
Trane Technologies PLC	4,228	1,390,716
		1,785,109
Capital Markets — 0.5%
Ares Management Corp., Class A	247	32,920
Coinbase Global, Inc., Class A(a)	251	55,780
KKR & Co., Inc., Class A	1,655	174,172
LPL Financial Holdings, Inc.	594	165,904
MSCI, Inc., Class A	107	51,547
		480,323
Chemicals — 0.7%
Albemarle Corp.	154	14,710
Celanese Corp., Class A	148	19,964
Dow, Inc.	1,878	99,628
Mosaic Co. (The)	2,564	74,099
Sherwin-Williams Co. (The)	1,602	478,085
		686,486
Commercial Services & Supplies — 0.4%
Copart, Inc.(a)	8,068	436,963
Communications Equipment — 0.3%
Arista Networks, Inc.(a)	839	294,053
Construction Materials — 0.2%
Vulcan Materials Co.	883	219,584
Consumer Finance — 0.4%
American Express Co.	1,528	353,808
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp.	1,328	$ 94,806
Electric Utilities — 0.0%
NRG Energy, Inc.	289	22,502
Electrical Equipment — 0.2%
GE Vernova, Inc.(a)	1,100	188,661
Vertiv Holdings Co., Class A	482	41,727
		230,388
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc.	750	81,592
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	3,998	140,609
Halliburton Co.	5,924	200,113
Schlumberger NV	13,271	626,126
		966,848
Entertainment — 1.0%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	528	37,932
Live Nation Entertainment, Inc.(a)	437	40,964
Netflix, Inc.(a)	1,174	792,309
Warner Bros Discovery, Inc., Class A(a)	12,508	93,059
		964,264
Financial Services — 6.4%
Apollo Global Management, Inc.	3,179	375,344
Block, Inc., Class A(a)	1,479	95,381
Corpay, Inc.(a)	549	146,259
Mastercard, Inc., Class A	7,768	3,426,931
PayPal Holdings, Inc.(a)	7,991	463,718
Visa, Inc., Class A	6,321	1,659,073
		6,166,706
Food Products — 0.1%
Lamb Weston Holdings, Inc.	1,151	96,776
Ground Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	1,289	64,347
Old Dominion Freight Line, Inc.	3,656	645,650
Uber Technologies, Inc.(a)	2,489	180,900
U-Haul Holding Co., NVS	776	46,575
		937,472
Health Care Equipment & Supplies — 1.0%
Dexcom, Inc.(a)	1,545	175,172
IDEXX Laboratories, Inc.(a)	1,551	755,647
Insulet Corp.(a)	186	37,535
		968,354
Health Care Providers & Services — 0.5%
DaVita, Inc.(a)	434	60,139
McKesson Corp.	344	200,910
Molina Healthcare, Inc.(a)	779	231,597
		492,646
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	1,223	223,821
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc., Class A(a)	2,949	447,157
Booking Holdings, Inc.	90	356,535
Chipotle Mexican Grill, Inc.(a)	12,890	807,558
DoorDash, Inc., Class A(a)	2,632	286,309
DraftKings, Inc., Class A(a)	2,850	108,785
Expedia Group, Inc.(a)	1,741	219,349
Hilton Worldwide Holdings, Inc.	334	72,879

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	598	$ 90,848
MGM Resorts International(a)	632	28,086
Royal Caribbean Cruises Ltd.(a)	3,250	518,147
Starbucks Corp.	1,511	117,631
		3,053,284
Insurance — 1.6%
Arch Capital Group Ltd.(a)	2,997	302,367
Chubb Ltd.	3,248	828,500
Markel Group, Inc.(a)	36	56,724
Travelers Cos., Inc. (The)	1,824	370,892
		1,558,483
Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	12,549	2,285,800
Alphabet, Inc., Class C, NVS	13,051	2,393,815
Match Group, Inc.(a)	1,445	43,899
Meta Platforms, Inc., Class A	5,915	2,982,461
Pinterest, Inc., Class A(a)	1,601	70,556
Snap, Inc., Class A, NVS(a)	2,821	46,857
		7,823,388
IT Services — 0.5%
Gartner, Inc.(a)	249	111,816
GoDaddy, Inc., Class A(a)	849	118,614
Okta, Inc., Class A(a)	1,001	93,704
Snowflake, Inc., Class A(a)	936	126,444
		450,578
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(a)	483	102,125
Media — 0.2%
Charter Communications, Inc., Class A(a)	511	152,769
Metals & Mining — 0.6%
Cleveland-Cliffs, Inc.(a)	1,329	20,453
Nucor Corp.	1,924	304,146
Steel Dynamics, Inc.	2,000	259,000
		583,599
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	6,910	203,430
Cheniere Energy, Inc.	303	52,974
Chesapeake Energy Corp.	296	24,328
ConocoPhillips	7,837	896,396
Coterra Energy, Inc.	6,000	160,020
Devon Energy Corp.	5,072	240,413
Diamondback Energy, Inc.	449	89,885
EOG Resources, Inc.	1,548	194,847
EQT Corp.	5,579	206,311
Hess Corp.	1,106	163,157
Marathon Oil Corp.	4,616	132,341
Ovintiv, Inc.	712	33,372
Targa Resources Corp.	287	36,960
Texas Pacific Land Corp.	183	134,371
		2,568,805
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	1,291	61,245
Pharmaceuticals — 6.0%
Catalent, Inc.(a)	482	27,103
Eli Lilly & Co.	5,375	4,866,417
Merck & Co., Inc.	6,741	834,536
		5,728,056
Security	Shares	Value
Professional Services — 0.2%
Paycom Software, Inc.	960	$ 137,318
Paylocity Holding Corp.(a)	597	78,715
		216,033
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc.(a)	5,063	821,269
Applied Materials, Inc.	20,819	4,913,076
Broadcom, Inc.	2,763	4,436,079
Enphase Energy, Inc.(a)	850	84,754
KLA Corp.	4,228	3,486,028
Lattice Semiconductor Corp.(a)	2,151	124,737
Monolithic Power Systems, Inc.	151	124,074
NVIDIA Corp.	47,989	5,928,561
NXP Semiconductors NV	1,599	430,275
QUALCOMM, Inc.	6,990	1,392,268
		21,741,121
Software — 18.5%
Adobe, Inc.(a)	9,499	5,277,074
AppLovin Corp., Class A(a)	1,120	93,206
Atlassian Corp., Class A(a)	489	86,494
Autodesk, Inc.(a)	668	165,297
Cadence Design Systems, Inc.(a)	2,558	787,224
Crowdstrike Holdings, Inc., Class A(a)	713	273,214
Datadog, Inc., Class A(a)	858	111,274
DocuSign, Inc.(a)	1,289	68,962
Dynatrace, Inc.(a)	1,667	74,582
Fair Isaac Corp.(a)	76	113,138
Fortinet, Inc.(a)	2,032	122,469
Gen Digital, Inc.	3,589	89,653
HubSpot, Inc.(a)	150	88,469
Intuit, Inc.	881	579,002
Manhattan Associates, Inc.(a)	1,343	331,291
Microsoft Corp.	10,660	4,764,487
Oracle Corp.	10,325	1,457,890
Palantir Technologies, Inc., Class A(a)	5,954	150,815
Palo Alto Networks, Inc.(a)	1,007	341,383
PTC, Inc.(a)	746	135,526
Salesforce, Inc.	6,072	1,561,111
Samsara, Inc.(a)	632	21,298
ServiceNow, Inc.(a)	637	501,109
Synopsys, Inc.(a)	479	285,034
UiPath, Inc., Class A(a)	2,741	34,756
Workday, Inc., Class A(a)	663	148,220
Zscaler, Inc.(a)	287	55,159
		17,718,137
Specialized REITs — 0.0%
SBA Communications Corp., Class A	216	42,401
Specialty Retail — 1.1%
AutoZone, Inc.(a)	43	127,456
Burlington Stores, Inc.(a)	856	205,440
O’Reilly Automotive, Inc.(a)	77	81,317
Ulta Beauty, Inc.(a)	896	345,740
Williams-Sonoma, Inc.	1,141	322,184
		1,082,137
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	23,785	5,009,597
Dell Technologies, Inc., Class C	1,653	227,965
Super Micro Computer, Inc.(a)(b)	331	271,205
		5,508,767

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	479	$ 463,648
Lululemon Athletica, Inc.(a)	2,143	640,114
		1,103,762
Trading Companies & Distributors — 0.8%
WW Grainger, Inc.	821	740,739
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	2,884	508,103
Total Long-Term Investments — 99.8% (Cost: $89,021,302)		95,712,347
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	256,934	257,036
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	167,502	167,502
Total Short-Term Securities — 0.4% (Cost: $424,537)		424,538
Total Investments — 100.2% (Cost: $89,445,839)		96,136,885
Liabilities in Excess of Other Assets — (0.2)%		(236,072)
Net Assets — 100.0%		$ 95,900,813
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 93,417	$ 163,563(a)	$ —	$ 64	$ (8)	$ 257,036	256,934	$ 152(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	106,816	60,686(a)	—	—	—	167,502	167,502	1,166	—
				$ 64	$ (8)	$ 424,538		$ 1,318	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Micro E-Mini Index	3	09/20/24	$ 120	$ 260
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 95,712,347	$ —	$ —	$ 95,712,347
Short-Term Securities
Money Market Funds	424,538	—	—	424,538
	$ 96,136,885	$ —	$ —	$ 96,136,885
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 260	$ —	$ —	$ 260
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
4